UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03407

Fidelity Boylston Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2005 Fund
Class L
Class N

June 30, 2014

1.9859337.100

O05-L-O05-N-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	339	$ 2,886
Strategic Advisers Core Multi-Manager Fund Class F (c)	1,870	27,316
Strategic Advisers Growth Multi-Manager Fund Class F (c)	1,521	22,826
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,029	13,786
Strategic Advisers Value Multi-Manager Fund Class F (c)	1,789	27,297
TOTAL DOMESTIC EQUITY FUNDS (Cost $85,695)		94,111
International Equity Funds - 12.4%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	851	9,168
Strategic Advisers International Multi-Manager Fund Class F (c)	2,438	31,449
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $38,226)		40,617
Bond Funds - 39.7%

Fidelity Series Emerging Markets Debt Fund Class F (c)	208	2,209
Fidelity Series Floating Rate High Income Fund Class F (c)	349	3,662
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	719	7,287

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	132	$ 1,515
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	9,827	97,773
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,621	17,751
TOTAL BOND FUNDS (Cost $128,843)		130,197
Short-Term Funds - 19.2%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	34,831	34,831
Fidelity Short-Term Bond Fund Class F (c)	3,301	28,424
TOTAL SHORT-TERM FUNDS (Cost $63,189)		63,255
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $315,953)		328,180
NET OTHER ASSETS (LIABILITIES) - 0.0%		(35)
NET ASSETS - 100%		$ 328,145
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 33,944	$ 902	$ 14	$ 7	$ 34,831
Fidelity Series Commodity Strategy Fund Class F	2,884	-	1	-	2,886
Fidelity Series Emerging Markets Debt Fund Class F	2,089	30	1	30	2,209
Fidelity Series Floating Rate High Income Fund Class F	3,617	39	1	39	3,662
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,088	7	3	6	7,287
Fidelity Series Real Estate Income Fund Class F	1,468	18	1	18	1,515
Fidelity Short-Term Bond Fund Class F	27,846	525	12	74	28,424
Strategic Advisers Core Income Multi-Manager Fund Class F	95,610	737	40	624	97,773
Strategic Advisers Core Multi-Manager Fund Class F	26,591	3	599	-	27,316
Strategic Advisers Emerging Markets Fund of Funds Class F	8,528	39	3	14	9,168
Strategic Advisers Growth Multi-Manager Fund Class F	21,891	2	9	-	22,826
Strategic Advisers Income Opportunities Fund of Funds Class F	17,292	305	7	240	17,751
Strategic Advisers International Multi-Manager Fund Class F	30,406	558	12	261	31,449
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	13,394	415	5	-	13,786
Strategic Advisers Value Multi-Manager Fund Class F	27,130	3	864	-	27,297
Total	$ 319,778	$ 3,583	$ 1,572	$ 1,313	$ 328,180
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $316,211. Net unrealized appreciation aggregated $11,969, of which $13,914 related to appreciated investment securities and $1,945 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2005 Fund

June 30, 2014

1.954280.101

O05-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	339	$ 2,886
Strategic Advisers Core Multi-Manager Fund Class F (c)	1,870	27,316
Strategic Advisers Growth Multi-Manager Fund Class F (c)	1,521	22,826
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,029	13,786
Strategic Advisers Value Multi-Manager Fund Class F (c)	1,789	27,297
TOTAL DOMESTIC EQUITY FUNDS (Cost $85,695)		94,111
International Equity Funds - 12.4%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	851	9,168
Strategic Advisers International Multi-Manager Fund Class F (c)	2,438	31,449
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $38,226)		40,617
Bond Funds - 39.7%

Fidelity Series Emerging Markets Debt Fund Class F (c)	208	2,209
Fidelity Series Floating Rate High Income Fund Class F (c)	349	3,662
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	719	7,287

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	132	$ 1,515
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	9,827	97,773
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,621	17,751
TOTAL BOND FUNDS (Cost $128,843)		130,197
Short-Term Funds - 19.2%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	34,831	34,831
Fidelity Short-Term Bond Fund Class F (c)	3,301	28,424
TOTAL SHORT-TERM FUNDS (Cost $63,189)		63,255
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $315,953)		328,180
NET OTHER ASSETS (LIABILITIES) - 0.0%		(35)
NET ASSETS - 100%		$ 328,145
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 33,944	$ 902	$ 14	$ 7	$ 34,831
Fidelity Series Commodity Strategy Fund Class F	2,884	-	1	-	2,886
Fidelity Series Emerging Markets Debt Fund Class F	2,089	30	1	30	2,209
Fidelity Series Floating Rate High Income Fund Class F	3,617	39	1	39	3,662
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,088	7	3	6	7,287
Fidelity Series Real Estate Income Fund Class F	1,468	18	1	18	1,515
Fidelity Short-Term Bond Fund Class F	27,846	525	12	74	28,424
Strategic Advisers Core Income Multi-Manager Fund Class F	95,610	737	40	624	97,773
Strategic Advisers Core Multi-Manager Fund Class F	26,591	3	599	-	27,316
Strategic Advisers Emerging Markets Fund of Funds Class F	8,528	39	3	14	9,168
Strategic Advisers Growth Multi-Manager Fund Class F	21,891	2	9	-	22,826
Strategic Advisers Income Opportunities Fund of Funds Class F	17,292	305	7	240	17,751
Strategic Advisers International Multi-Manager Fund Class F	30,406	558	12	261	31,449
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	13,394	415	5	-	13,786
Strategic Advisers Value Multi-Manager Fund Class F	27,130	3	864	-	27,297
Total	$ 319,778	$ 3,583	$ 1,572	$ 1,313	$ 328,180
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $316,211. Net unrealized appreciation aggregated $11,969, of which $13,914 related to appreciated investment securities and $1,945 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2010 Fund

June 30, 2014

1.954282.101

O10-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	645	$ 5,492
Strategic Advisers Core Multi-Manager Fund Class F (c)	4,719	68,948
Strategic Advisers Growth Multi-Manager Fund Class F (c)	3,815	57,261
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,581	34,590
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,515	68,899
TOTAL DOMESTIC EQUITY FUNDS (Cost $215,577)		235,190
International Equity Funds - 15.0%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,094	22,552
Strategic Advisers International Multi-Manager Fund Class F (c)	6,093	78,602
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $95,292)		101,154
Bond Funds - 36.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	430	4,579
Fidelity Series Floating Rate High Income Fund Class F (c)	706	7,396
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,226	12,419

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	293	$ 3,370
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	17,880	177,903
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,447	37,741
TOTAL BOND FUNDS (Cost $240,539)		243,408
Short-Term Funds - 14.0%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	51,734	51,734
Fidelity Short-Term Bond Fund Class F (c)	4,895	42,149
TOTAL SHORT-TERM FUNDS (Cost $93,779)		93,883
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $645,187)		673,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		(51)
NET ASSETS - 100%		$ 673,584
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 37,268	$ 14,475	$ 9	$ 10	$ 51,734
Fidelity Series Commodity Strategy Fund Class F	4,040	1,473	1	-	5,492
Fidelity Series Emerging Markets Debt Fund Class F	3,200	1,206	1	58	4,579
Fidelity Series Floating Rate High Income Fund Class F	5,385	1,992	1	74	7,396
Fidelity Series Inflation-Protected Bond Index Fund Class F	8,917	3,192	2	10	12,419
Fidelity Series Real Estate Income Fund Class F	2,416	896	-	40	3,370
Fidelity Short-Term Bond Fund Class F	30,562	11,499	7	103	42,149
Strategic Advisers Core Income Multi-Manager Fund Class F	127,611	47,810	29	1,056	177,903
Strategic Advisers Core Multi-Manager Fund Class F	49,290	17,418	1,137	-	68,948
Strategic Advisers Emerging Markets Fund of Funds Class F	15,481	5,677	3	26	22,552
Strategic Advisers Growth Multi-Manager Fund Class F	40,538	14,205	9	-	57,261
Strategic Advisers Income Opportunities Fund of Funds Class F	27,130	10,231	6	484	37,741
Strategic Advisers International Multi-Manager Fund Class F	56,034	20,867	12	481	78,602
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	24,805	9,416	5	-	34,590
Strategic Advisers Value Multi-Manager Fund Class F	50,296	17,585	1,701	-	68,899
Total	$ 482,973	$ 177,942	$ 2,923	$ 2,342	$ 673,635
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $645,554. Net unrealized appreciation aggregated $28,081, of which $30,277 related to appreciated investment securities and $2,196 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2010 Fund
Class L
Class N

June 30, 2014

1.9859338.100

O10-L-O10-N-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	645	$ 5,492
Strategic Advisers Core Multi-Manager Fund Class F (c)	4,719	68,948
Strategic Advisers Growth Multi-Manager Fund Class F (c)	3,815	57,261
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,581	34,590
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,515	68,899
TOTAL DOMESTIC EQUITY FUNDS (Cost $215,577)		235,190
International Equity Funds - 15.0%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,094	22,552
Strategic Advisers International Multi-Manager Fund Class F (c)	6,093	78,602
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $95,292)		101,154
Bond Funds - 36.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	430	4,579
Fidelity Series Floating Rate High Income Fund Class F (c)	706	7,396
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,226	12,419

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	293	$ 3,370
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	17,880	177,903
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,447	37,741
TOTAL BOND FUNDS (Cost $240,539)		243,408
Short-Term Funds - 14.0%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	51,734	51,734
Fidelity Short-Term Bond Fund Class F (c)	4,895	42,149
TOTAL SHORT-TERM FUNDS (Cost $93,779)		93,883
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $645,187)		673,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		(51)
NET ASSETS - 100%		$ 673,584
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 37,268	$ 14,475	$ 9	$ 10	$ 51,734
Fidelity Series Commodity Strategy Fund Class F	4,040	1,473	1	-	5,492
Fidelity Series Emerging Markets Debt Fund Class F	3,200	1,206	1	58	4,579
Fidelity Series Floating Rate High Income Fund Class F	5,385	1,992	1	74	7,396
Fidelity Series Inflation-Protected Bond Index Fund Class F	8,917	3,192	2	10	12,419
Fidelity Series Real Estate Income Fund Class F	2,416	896	-	40	3,370
Fidelity Short-Term Bond Fund Class F	30,562	11,499	7	103	42,149
Strategic Advisers Core Income Multi-Manager Fund Class F	127,611	47,810	29	1,056	177,903
Strategic Advisers Core Multi-Manager Fund Class F	49,290	17,418	1,137	-	68,948
Strategic Advisers Emerging Markets Fund of Funds Class F	15,481	5,677	3	26	22,552
Strategic Advisers Growth Multi-Manager Fund Class F	40,538	14,205	9	-	57,261
Strategic Advisers Income Opportunities Fund of Funds Class F	27,130	10,231	6	484	37,741
Strategic Advisers International Multi-Manager Fund Class F	56,034	20,867	12	481	78,602
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	24,805	9,416	5	-	34,590
Strategic Advisers Value Multi-Manager Fund Class F	50,296	17,585	1,701	-	68,899
Total	$ 482,973	$ 177,942	$ 2,923	$ 2,342	$ 673,635
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $645,554. Net unrealized appreciation aggregated $28,081, of which $30,277 related to appreciated investment securities and $2,196 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2015 Fund

June 30, 2014

1.954285.101

O15-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,333	$ 11,347
Strategic Advisers Core Multi-Manager Fund Class F (c)	8,937	130,573
Strategic Advisers Growth Multi-Manager Fund Class F (c)	7,184	107,833
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	4,864	65,177
Strategic Advisers Value Multi-Manager Fund Class F (c)	8,551	130,489
TOTAL DOMESTIC EQUITY FUNDS (Cost $412,908)		445,419
International Equity Funds - 17.1%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	3,863	41,599
Strategic Advisers International Multi-Manager Fund Class F (c)	11,452	147,730
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $180,408)		189,329
Bond Funds - 33.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	712	7,571
Fidelity Series Floating Rate High Income Fund Class F (c)	1,154	12,097
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,516	15,356

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	504	$ 5,795
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	26,307	261,754
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	5,791	63,414
TOTAL BOND FUNDS (Cost $359,200)		365,987
Short-Term Funds - 9.6%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	58,743	58,743
Fidelity Short-Term Bond Fund Class F (c)	5,552	47,802
TOTAL SHORT-TERM FUNDS (Cost $106,383)		106,545
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,058,899)		1,107,280
NET OTHER ASSETS (LIABILITIES) - 0.0%		(94)
NET ASSETS - 100%		$ 1,107,186
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 45,893	$ 12,860	$ 9	$ 10	$ 58,743
Fidelity Series Commodity Strategy Fund Class F	8,942	2,406	1	-	11,347
Fidelity Series Emerging Markets Debt Fund Class F	5,747	1,565	1	86	7,571
Fidelity Series Floating Rate High Income Fund Class F	9,555	2,522	2	108	12,097
Fidelity Series Inflation-Protected Bond Index Fund Class F	12,039	2,971	2	10	15,356
Fidelity Series Real Estate Income Fund Class F	4,590	1,111	1	60	5,795
Fidelity Short-Term Bond Fund Class F	37,596	10,120	8	105	47,802
Strategic Advisers Core Income Multi-Manager Fund Class F	203,267	55,251	40	1,399	261,754
Strategic Advisers Core Multi-Manager Fund Class F	101,196	25,003	1,076	-	130,573
Strategic Advisers Emerging Markets Fund of Funds Class F	31,325	7,940	6	53	41,599
Strategic Advisers Growth Multi-Manager Fund Class F	83,187	20,750	16	-	107,833
Strategic Advisers Income Opportunities Fund of Funds Class F	49,301	13,618	10	725	63,414
Strategic Advisers International Multi-Manager Fund Class F	114,605	30,963	22	985	147,730
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	50,455	14,578	10	-	65,177
Strategic Advisers Value Multi-Manager Fund Class F	102,936	25,066	1,799	-	130,489
Total	$ 860,634	$ 226,724	$ 3,003	$ 3,541	$ 1,107,280
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,060,179. Net unrealized appreciation aggregated $47,101, of which $49,594 related to appreciated investment securities and $2,493 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2015 Fund
Class L
Class N

June 30, 2014

1.9859339.100

O15-L-O15-N-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,333	$ 11,347
Strategic Advisers Core Multi-Manager Fund Class F (c)	8,937	130,573
Strategic Advisers Growth Multi-Manager Fund Class F (c)	7,184	107,833
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	4,864	65,177
Strategic Advisers Value Multi-Manager Fund Class F (c)	8,551	130,489
TOTAL DOMESTIC EQUITY FUNDS (Cost $412,908)		445,419
International Equity Funds - 17.1%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	3,863	41,599
Strategic Advisers International Multi-Manager Fund Class F (c)	11,452	147,730
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $180,408)		189,329
Bond Funds - 33.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	712	7,571
Fidelity Series Floating Rate High Income Fund Class F (c)	1,154	12,097
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,516	15,356

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	504	$ 5,795
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	26,307	261,754
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	5,791	63,414
TOTAL BOND FUNDS (Cost $359,200)		365,987
Short-Term Funds - 9.6%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	58,743	58,743
Fidelity Short-Term Bond Fund Class F (c)	5,552	47,802
TOTAL SHORT-TERM FUNDS (Cost $106,383)		106,545
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,058,899)		1,107,280
NET OTHER ASSETS (LIABILITIES) - 0.0%		(94)
NET ASSETS - 100%		$ 1,107,186
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 45,893	$ 12,860	$ 9	$ 10	$ 58,743
Fidelity Series Commodity Strategy Fund Class F	8,942	2,406	1	-	11,347
Fidelity Series Emerging Markets Debt Fund Class F	5,747	1,565	1	86	7,571
Fidelity Series Floating Rate High Income Fund Class F	9,555	2,522	2	108	12,097
Fidelity Series Inflation-Protected Bond Index Fund Class F	12,039	2,971	2	10	15,356
Fidelity Series Real Estate Income Fund Class F	4,590	1,111	1	60	5,795
Fidelity Short-Term Bond Fund Class F	37,596	10,120	8	105	47,802
Strategic Advisers Core Income Multi-Manager Fund Class F	203,267	55,251	40	1,399	261,754
Strategic Advisers Core Multi-Manager Fund Class F	101,196	25,003	1,076	-	130,573
Strategic Advisers Emerging Markets Fund of Funds Class F	31,325	7,940	6	53	41,599
Strategic Advisers Growth Multi-Manager Fund Class F	83,187	20,750	16	-	107,833
Strategic Advisers Income Opportunities Fund of Funds Class F	49,301	13,618	10	725	63,414
Strategic Advisers International Multi-Manager Fund Class F	114,605	30,963	22	985	147,730
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	50,455	14,578	10	-	65,177
Strategic Advisers Value Multi-Manager Fund Class F	102,936	25,066	1,799	-	130,489
Total	$ 860,634	$ 226,724	$ 3,003	$ 3,541	$ 1,107,280
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,060,179. Net unrealized appreciation aggregated $47,101, of which $49,594 related to appreciated investment securities and $2,493 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2020 Fund
Class L
Class N

June 30, 2014

1.9859340.100

O20-L-O20-N-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,522	$ 21,460
Strategic Advisers Core Multi-Manager Fund Class F (c)	19,002	277,620
Strategic Advisers Growth Multi-Manager Fund Class F (c)	15,348	230,377
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	10,375	139,029
Strategic Advisers Value Multi-Manager Fund Class F (c)	18,177	277,377
TOTAL DOMESTIC EQUITY FUNDS (Cost $870,163)		945,863
International Equity Funds - 18.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	7,993	86,085
Strategic Advisers International Multi-Manager Fund Class F (c)	24,286	313,289
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $375,654)		399,374
Bond Funds - 30.8%

Fidelity Series Emerging Markets Debt Fund Class F (c)	1,472	15,660
Fidelity Series Floating Rate High Income Fund Class F (c)	2,175	22,794
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,015	20,408

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	967	$ 11,124
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	46,150	459,193
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	11,757	128,735
TOTAL BOND FUNDS (Cost $646,735)		657,914
Short-Term Funds - 6.2%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	73,850	73,850
Fidelity Short-Term Bond Fund Class F (c)	6,955	59,884
TOTAL SHORT-TERM FUNDS (Cost $133,548)		133,734
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,026,100)		2,136,885
NET OTHER ASSETS (LIABILITIES) - 0.0%		(157)
NET ASSETS - 100%		$ 2,136,728
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 59,864	$ 16,328	$ 2,342	$ 13	$ 73,850
Fidelity Series Commodity Strategy Fund Class F	17,801	4,332	702	-	21,460
Fidelity Series Emerging Markets Debt Fund Class F	12,640	2,969	499	185	15,660
Fidelity Series Floating Rate High Income Fund Class F	18,901	4,590	736	210	22,794
Fidelity Series Inflation-Protected Bond Index Fund Class F	16,681	3,904	655	15	20,408
Fidelity Series Real Estate Income Fund Class F	9,261	2,040	364	116	11,124
Fidelity Short-Term Bond Fund Class F	49,117	12,572	1,924	135	59,884
Strategic Advisers Core Income Multi-Manager Fund Class F	369,777	98,152	14,584	2,505	459,193
Strategic Advisers Core Multi-Manager Fund Class F	225,296	51,987	11,480	-	277,620
Strategic Advisers Emerging Markets Fund of Funds Class F	67,755	16,101	2,692	114	86,085
Strategic Advisers Growth Multi-Manager Fund Class F	185,676	43,322	7,146	-	230,377
Strategic Advisers Income Opportunities Fund of Funds Class F	104,997	26,819	4,096	1,520	128,735
Strategic Advisers International Multi-Manager Fund Class F	253,767	64,991	9,873	2,178	313,289
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	112,992	30,066	4,332	-	139,029
Strategic Advisers Value Multi-Manager Fund Class F	229,540	51,987	13,331	-	277,377
Total	$ 1,734,065	$ 430,160	$ 74,756	$ 6,991	$ 2,136,885
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $2,030,185. Net unrealized appreciation aggregated $106,700, of which $109,781 related to appreciated investment securities and $3,081 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2020 Fund

June 30, 2014

1.954288.101

O20-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,522	$ 21,460
Strategic Advisers Core Multi-Manager Fund Class F (c)	19,002	277,620
Strategic Advisers Growth Multi-Manager Fund Class F (c)	15,348	230,377
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	10,375	139,029
Strategic Advisers Value Multi-Manager Fund Class F (c)	18,177	277,377
TOTAL DOMESTIC EQUITY FUNDS (Cost $870,163)		945,863
International Equity Funds - 18.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	7,993	86,085
Strategic Advisers International Multi-Manager Fund Class F (c)	24,286	313,289
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $375,654)		399,374
Bond Funds - 30.8%

Fidelity Series Emerging Markets Debt Fund Class F (c)	1,472	15,660
Fidelity Series Floating Rate High Income Fund Class F (c)	2,175	22,794
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,015	20,408

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	967	$ 11,124
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	46,150	459,193
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	11,757	128,735
TOTAL BOND FUNDS (Cost $646,735)		657,914
Short-Term Funds - 6.2%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	73,850	73,850
Fidelity Short-Term Bond Fund Class F (c)	6,955	59,884
TOTAL SHORT-TERM FUNDS (Cost $133,548)		133,734
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,026,100)		2,136,885
NET OTHER ASSETS (LIABILITIES) - 0.0%		(157)
NET ASSETS - 100%		$ 2,136,728
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 59,864	$ 16,328	$ 2,342	$ 13	$ 73,850
Fidelity Series Commodity Strategy Fund Class F	17,801	4,332	702	-	21,460
Fidelity Series Emerging Markets Debt Fund Class F	12,640	2,969	499	185	15,660
Fidelity Series Floating Rate High Income Fund Class F	18,901	4,590	736	210	22,794
Fidelity Series Inflation-Protected Bond Index Fund Class F	16,681	3,904	655	15	20,408
Fidelity Series Real Estate Income Fund Class F	9,261	2,040	364	116	11,124
Fidelity Short-Term Bond Fund Class F	49,117	12,572	1,924	135	59,884
Strategic Advisers Core Income Multi-Manager Fund Class F	369,777	98,152	14,584	2,505	459,193
Strategic Advisers Core Multi-Manager Fund Class F	225,296	51,987	11,480	-	277,620
Strategic Advisers Emerging Markets Fund of Funds Class F	67,755	16,101	2,692	114	86,085
Strategic Advisers Growth Multi-Manager Fund Class F	185,676	43,322	7,146	-	230,377
Strategic Advisers Income Opportunities Fund of Funds Class F	104,997	26,819	4,096	1,520	128,735
Strategic Advisers International Multi-Manager Fund Class F	253,767	64,991	9,873	2,178	313,289
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	112,992	30,066	4,332	-	139,029
Strategic Advisers Value Multi-Manager Fund Class F	229,540	51,987	13,331	-	277,377
Total	$ 1,734,065	$ 430,160	$ 74,756	$ 6,991	$ 2,136,885
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $2,030,185. Net unrealized appreciation aggregated $106,700, of which $109,781 related to appreciated investment securities and $3,081 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2025 Fund
Class L
Class N

June 30, 2014

1.9859341.100

O25-L-O25-N-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	623	$ 5,300
Strategic Advisers Core Multi-Manager Fund Class F (c)	6,066	88,625
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,917	73,802
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	3,322	44,513
Strategic Advisers Value Multi-Manager Fund Class F (c)	5,803	88,556
TOTAL DOMESTIC EQUITY FUNDS (Cost $270,339)		300,796
International Equity Funds - 22.0%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,664	28,695
Strategic Advisers International Multi-Manager Fund Class F (c)	7,774	100,282
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $120,291)		128,977
Bond Funds - 26.3%

Fidelity Series Emerging Markets Debt Fund Class F (c)	397	4,224
Fidelity Series Floating Rate High Income Fund Class F (c)	495	5,186
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	302	3,059

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	249	$ 2,861
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	10,301	102,496
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,332	36,484
TOTAL BOND FUNDS (Cost $150,592)		154,310
Short-Term Funds - 0.5%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	1,520	1,520
Fidelity Short-Term Bond Fund Class F (c)	141	1,216
TOTAL SHORT-TERM FUNDS (Cost $2,732)		2,736
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $543,954)		586,819
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62)
NET ASSETS - 100%		$ 586,757
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 1,379	$ 286	$ 145	$ -	$ 1,520
Fidelity Series Commodity Strategy Fund Class F	5,289	427	421	-	5,300
Fidelity Series Emerging Markets Debt Fund Class F	3,939	439	326	57	4,224
Fidelity Series Floating Rate High Income Fund Class F	5,031	561	416	55	5,186
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,916	307	244	3	3,059
Fidelity Series Real Estate Income Fund Class F	2,731	299	223	34	2,861
Fidelity Short-Term Bond Fund Class F	1,131	201	118	3	1,216
Strategic Advisers Core Income Multi-Manager Fund Class F	95,081	14,049	8,098	641	102,496
Strategic Advisers Core Multi-Manager Fund Class F	84,280	8,416	8,462	-	88,625
Strategic Advisers Emerging Markets Fund of Funds Class F	26,259	2,587	2,037	44	28,695
Strategic Advisers Growth Multi-Manager Fund Class F	69,294	7,011	5,675	-	73,802
Strategic Advisers Income Opportunities Fund of Funds Class F	34,913	4,172	2,933	492	36,484
Strategic Advisers International Multi-Manager Fund Class F	95,100	11,471	7,958	817	100,282
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	42,032	5,831	3,422	-	44,513
Strategic Advisers Value Multi-Manager Fund Class F	85,720	8,416	8,997	-	88,556
Total	$ 555,095	$ 64,473	$ 49,475	$ 2,146	$ 586,819
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $546,039. Net unrealized appreciation aggregated $40,780, of which $42,745 related to appreciated investment securities and $1,965 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2025 Fund

June 30, 2014

1.954290.101

O25-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	623	$ 5,300
Strategic Advisers Core Multi-Manager Fund Class F (c)	6,066	88,625
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,917	73,802
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	3,322	44,513
Strategic Advisers Value Multi-Manager Fund Class F (c)	5,803	88,556
TOTAL DOMESTIC EQUITY FUNDS (Cost $270,339)		300,796
International Equity Funds - 22.0%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,664	28,695
Strategic Advisers International Multi-Manager Fund Class F (c)	7,774	100,282
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $120,291)		128,977
Bond Funds - 26.3%

Fidelity Series Emerging Markets Debt Fund Class F (c)	397	4,224
Fidelity Series Floating Rate High Income Fund Class F (c)	495	5,186
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	302	3,059

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	249	$ 2,861
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	10,301	102,496
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,332	36,484
TOTAL BOND FUNDS (Cost $150,592)		154,310
Short-Term Funds - 0.5%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	1,520	1,520
Fidelity Short-Term Bond Fund Class F (c)	141	1,216
TOTAL SHORT-TERM FUNDS (Cost $2,732)		2,736
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $543,954)		586,819
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62)
NET ASSETS - 100%		$ 586,757
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 1,379	$ 286	$ 145	$ -	$ 1,520
Fidelity Series Commodity Strategy Fund Class F	5,289	427	421	-	5,300
Fidelity Series Emerging Markets Debt Fund Class F	3,939	439	326	57	4,224
Fidelity Series Floating Rate High Income Fund Class F	5,031	561	416	55	5,186
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,916	307	244	3	3,059
Fidelity Series Real Estate Income Fund Class F	2,731	299	223	34	2,861
Fidelity Short-Term Bond Fund Class F	1,131	201	118	3	1,216
Strategic Advisers Core Income Multi-Manager Fund Class F	95,081	14,049	8,098	641	102,496
Strategic Advisers Core Multi-Manager Fund Class F	84,280	8,416	8,462	-	88,625
Strategic Advisers Emerging Markets Fund of Funds Class F	26,259	2,587	2,037	44	28,695
Strategic Advisers Growth Multi-Manager Fund Class F	69,294	7,011	5,675	-	73,802
Strategic Advisers Income Opportunities Fund of Funds Class F	34,913	4,172	2,933	492	36,484
Strategic Advisers International Multi-Manager Fund Class F	95,100	11,471	7,958	817	100,282
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	42,032	5,831	3,422	-	44,513
Strategic Advisers Value Multi-Manager Fund Class F	85,720	8,416	8,997	-	88,556
Total	$ 555,095	$ 64,473	$ 49,475	$ 2,146	$ 586,819
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $546,039. Net unrealized appreciation aggregated $40,780, of which $42,745 related to appreciated investment securities and $1,965 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2030 Fund
Class L
Class N

June 30, 2014

1.9859342.100

O30-L-O30-N-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,147	$ 9,758
Strategic Advisers Core Multi-Manager Fund Class F (b)	13,353	195,092
Strategic Advisers Growth Multi-Manager Fund Class F (b)	10,656	159,950
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	7,143	95,710
Strategic Advisers Value Multi-Manager Fund Class F (b)	12,756	194,655
TOTAL DOMESTIC EQUITY FUNDS (Cost $609,830)		655,165
International Equity Funds - 25.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,745	61,872
Strategic Advisers International Multi-Manager Fund Class F (b)	16,948	218,632
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $270,628)		280,504
Bond Funds - 14.1%

Fidelity Series Emerging Markets Debt Fund Class F (b)	726	7,721
Fidelity Series Floating Rate High Income Fund Class F (b)	856	8,973

	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	131	$ 1,327
Fidelity Series Real Estate Income Fund Class F (b)	446	5,132
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	6,126	60,959
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	6,338	69,406
TOTAL BOND FUNDS (Cost $150,847)		153,518
TOTAL INVESTMENT PORTFO LIO - 100.0% (Cost $1,031,305)		1,089,187
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104)
NET ASSETS - 100%		$ 1,089,083
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,397	$ 644	$ 293	$ -	$ 9,758
Fidelity Series Emerging Markets Debt Fund Class F	7,062	574	224	102	7,721
Fidelity Series Floating Rate High Income Fund Class F	8,542	683	269	93	8,973
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,233	98	38	1	1,327
Fidelity Series Real Estate Income Fund Class F	4,802	387	152	61	5,132
Strategic Advisers Core Income Multi-Manager Fund Class F	55,984	5,830	1,728	376	60,959
Strategic Advisers Core Multi-Manager Fund Class F	179,177	12,204	5,616	-	195,092
Strategic Advisers Emerging Markets Fund of Funds Class F	55,684	3,955	1,784	94	61,872
Strategic Advisers Growth Multi-Manager Fund Class F	147,725	10,172	4,594	-	159,950
Strategic Advisers Income Opportunities Fund of Funds Class F	65,271	5,567	2,055	922	69,406
Strategic Advisers International Multi-Manager Fund Class F	203,704	17,814	6,395	1,748	218,632
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	89,517	8,868	2,771	-	95,710
Strategic Advisers Value Multi-Manager Fund Class F	181,985	12,204	6,835	-	194,655
Total	$ 1,010,083	$ 79,000	$ 32,754	$ 3,397	$ 1,089,187
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,033,309. Net unrealized appreciation aggregated $55,878, of which $61,192 related to appreciated investment securities and $5,314 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2030 Fund

June 30, 2014

1.954292.101

O30-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,147	$ 9,758
Strategic Advisers Core Multi-Manager Fund Class F (b)	13,353	195,092
Strategic Advisers Growth Multi-Manager Fund Class F (b)	10,656	159,950
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	7,143	95,710
Strategic Advisers Value Multi-Manager Fund Class F (b)	12,756	194,655
TOTAL DOMESTIC EQUITY FUNDS (Cost $609,830)		655,165
International Equity Funds - 25.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,745	61,872
Strategic Advisers International Multi-Manager Fund Class F (b)	16,948	218,632
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $270,628)		280,504
Bond Funds - 14.1%

Fidelity Series Emerging Markets Debt Fund Class F (b)	726	7,721
Fidelity Series Floating Rate High Income Fund Class F (b)	856	8,973

	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	131	$ 1,327
Fidelity Series Real Estate Income Fund Class F (b)	446	5,132
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	6,126	60,959
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	6,338	69,406
TOTAL BOND FUNDS (Cost $150,847)		153,518
TOTAL INVESTMENT PORTFO LIO - 100.0% (Cost $1,031,305)		1,089,187
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104)
NET ASSETS - 100%		$ 1,089,083
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,397	$ 644	$ 293	$ -	$ 9,758
Fidelity Series Emerging Markets Debt Fund Class F	7,062	574	224	102	7,721
Fidelity Series Floating Rate High Income Fund Class F	8,542	683	269	93	8,973
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,233	98	38	1	1,327
Fidelity Series Real Estate Income Fund Class F	4,802	387	152	61	5,132
Strategic Advisers Core Income Multi-Manager Fund Class F	55,984	5,830	1,728	376	60,959
Strategic Advisers Core Multi-Manager Fund Class F	179,177	12,204	5,616	-	195,092
Strategic Advisers Emerging Markets Fund of Funds Class F	55,684	3,955	1,784	94	61,872
Strategic Advisers Growth Multi-Manager Fund Class F	147,725	10,172	4,594	-	159,950
Strategic Advisers Income Opportunities Fund of Funds Class F	65,271	5,567	2,055	922	69,406
Strategic Advisers International Multi-Manager Fund Class F	203,704	17,814	6,395	1,748	218,632
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	89,517	8,868	2,771	-	95,710
Strategic Advisers Value Multi-Manager Fund Class F	181,985	12,204	6,835	-	194,655
Total	$ 1,010,083	$ 79,000	$ 32,754	$ 3,397	$ 1,089,187
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,033,309. Net unrealized appreciation aggregated $55,878, of which $61,192 related to appreciated investment securities and $5,314 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2035 Fund

June 30, 2014

1.954296.101

O35-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	826	$ 7,030
Strategic Advisers Core Multi-Manager Fund Class F (b)	9,590	140,106
Strategic Advisers Growth Multi-Manager Fund Class F (b)	7,644	114,740
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	5,151	69,029
Strategic Advisers Value Multi-Manager Fund Class F (b)	9,235	140,920
TOTAL DOMESTIC EQUITY FUNDS (Cost $432,770)		471,825
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	4,069	43,823
Strategic Advisers International Multi-Manager Fund Class F (b)	12,104	156,147
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $188,987)		199,970
Bond Funds - 9.9%

Fidelity Series Emerging Markets Debt Fund Class F (b)	533	5,673
Fidelity Series Floating Rate High Income Fund Class F (b)	538	5,643

	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	9	$ 90
Fidelity Series Real Estate Income Fund Class F (b)	295	3,395
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,066	10,603
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,381	47,971
TOTAL BOND FUNDS (Cost $71,611)		73,375
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $693,368)		745,170
NET OTHER ASSETS (LIABILITIES) - 0.0%		(67)
NET ASSETS - 100%		$ 745,103
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 5,897	$ 1,132	$ 2	$ -	$ 7,030
Fidelity Series Emerging Markets Debt Fund Class F	4,732	730	1	71	5,673
Fidelity Series Floating Rate High Income Fund Class F	4,842	792	2	55	5,643
Fidelity Series Inflation-Protected Bond Index Fund Class F	87	-	-	-	90
Fidelity Series Real Estate Income Fund Class F	2,845	494	1	39	3,395
Strategic Advisers Core Income Multi-Manager Fund Class F	8,958	1,506	3	62	10,603
Strategic Advisers Core Multi-Manager Fund Class F	115,849	17,992	39	-	140,106
Strategic Advisers Emerging Markets Fund of Funds Class F	35,378	5,769	12	60	43,823
Strategic Advisers Growth Multi-Manager Fund Class F	95,278	14,986	33	-	114,740
Strategic Advisers Income Opportunities Fund of Funds Class F	40,664	6,910	14	600	47,971
Strategic Advisers International Multi-Manager Fund Class F	130,647	23,137	45	1,127	156,147
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	57,995	10,796	20	-	69,029
Strategic Advisers Value Multi-Manager Fund Class F	117,975	17,992	39	-	140,920
Total	$ 621,147	$ 102,236	$ 211	$ 2,014	$ 745,170
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $693,831. Net unrealized appreciation aggregated $51,339, of which $53,358 related to appreciated investment securities and $2,019 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2035 Fund
Class L
Class N

June 30, 2014

1.9859343.100

O35-L-O35-N-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	826	$ 7,030
Strategic Advisers Core Multi-Manager Fund Class F (b)	9,590	140,106
Strategic Advisers Growth Multi-Manager Fund Class F (b)	7,644	114,740
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	5,151	69,029
Strategic Advisers Value Multi-Manager Fund Class F (b)	9,235	140,920
TOTAL DOMESTIC EQUITY FUNDS (Cost $432,770)		471,825
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	4,069	43,823
Strategic Advisers International Multi-Manager Fund Class F (b)	12,104	156,147
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $188,987)		199,970
Bond Funds - 9.9%

Fidelity Series Emerging Markets Debt Fund Class F (b)	533	5,673
Fidelity Series Floating Rate High Income Fund Class F (b)	538	5,643

	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	9	$ 90
Fidelity Series Real Estate Income Fund Class F (b)	295	3,395
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,066	10,603
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,381	47,971
TOTAL BOND FUNDS (Cost $71,611)		73,375
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $693,368)		745,170
NET OTHER ASSETS (LIABILITIES) - 0.0%		(67)
NET ASSETS - 100%		$ 745,103
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 5,897	$ 1,132	$ 2	$ -	$ 7,030
Fidelity Series Emerging Markets Debt Fund Class F	4,732	730	1	71	5,673
Fidelity Series Floating Rate High Income Fund Class F	4,842	792	2	55	5,643
Fidelity Series Inflation-Protected Bond Index Fund Class F	87	-	-	-	90
Fidelity Series Real Estate Income Fund Class F	2,845	494	1	39	3,395
Strategic Advisers Core Income Multi-Manager Fund Class F	8,958	1,506	3	62	10,603
Strategic Advisers Core Multi-Manager Fund Class F	115,849	17,992	39	-	140,106
Strategic Advisers Emerging Markets Fund of Funds Class F	35,378	5,769	12	60	43,823
Strategic Advisers Growth Multi-Manager Fund Class F	95,278	14,986	33	-	114,740
Strategic Advisers Income Opportunities Fund of Funds Class F	40,664	6,910	14	600	47,971
Strategic Advisers International Multi-Manager Fund Class F	130,647	23,137	45	1,127	156,147
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	57,995	10,796	20	-	69,029
Strategic Advisers Value Multi-Manager Fund Class F	117,975	17,992	39	-	140,920
Total	$ 621,147	$ 102,236	$ 211	$ 2,014	$ 745,170
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $693,831. Net unrealized appreciation aggregated $51,339, of which $53,358 related to appreciated investment securities and $2,019 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2040 Fund

June 30, 2014

1.954300.101

O40-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	585	$ 4,977
Strategic Advisers Core Multi-Manager Fund Class F (b)	7,121	104,032
Strategic Advisers Growth Multi-Manager Fund Class F (b)	5,665	85,027
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,817	51,144
Strategic Advisers Value Multi-Manager Fund Class F (b)	6,866	104,775
TOTAL DOMESTIC EQUITY FUNDS (Cost $319,390)		349,955
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,021	32,536
Strategic Advisers International Multi-Manager Fund Class F (b)	8,961	115,597
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $139,442)		148,133
Bond Funds - 9.8%

Fidelity Series Emerging Markets Debt Fund Class F (b)	399	4,242
Fidelity Series Floating Rate High Income Fund Class F (b)	351	3,676

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	204	$ 2,343
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	830	8,254
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,276	35,873
TOTAL BOND FUNDS (Cost $52,940)		54,388
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $511,772)		552,476
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59)
NET ASSETS - 100%		$ 552,417
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 4,836	$ 544	$ 404	$ -	$ 4,977
Fidelity Series Emerging Markets Debt Fund Class F	3,910	398	239	57	4,242
Fidelity Series Floating Rate High Income Fund Class F	3,528	380	239	39	3,676
Fidelity Series Real Estate Income Fund Class F	2,200	263	165	28	2,343
Strategic Advisers Core Income Multi-Manager Fund Class F	7,842	839	552	52	8,254
Strategic Advisers Core Multi-Manager Fund Class F	96,229	9,315	6,525	-	104,032
Strategic Advisers Emerging Markets Fund of Funds Class F	29,361	2,968	1,944	50	32,536
Strategic Advisers Growth Multi-Manager Fund Class F	79,116	7,759	5,435	-	85,027
Strategic Advisers Income Opportunities Fund of Funds Class F	34,009	3,857	2,320	483	35,873
Strategic Advisers International Multi-Manager Fund Class F	108,489	12,737	7,544	937	115,597
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	48,251	6,159	3,262	-	51,144
Strategic Advisers Value Multi-Manager Fund Class F	98,050	9,315	6,525	-	104,775
Total	$ 515,821	$ 54,534	$ 35,154	$ 1,646	$ 552,476
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $513,229. Net unrealized appreciation aggregated $39,247, of which $41,122 related to appreciated investment securities and $1,875 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2040 Fund
Class L
Class N

June 30, 2014

1.9859344.100

O40-L-O40-N-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	585	$ 4,977
Strategic Advisers Core Multi-Manager Fund Class F (b)	7,121	104,032
Strategic Advisers Growth Multi-Manager Fund Class F (b)	5,665	85,027
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,817	51,144
Strategic Advisers Value Multi-Manager Fund Class F (b)	6,866	104,775
TOTAL DOMESTIC EQUITY FUNDS (Cost $319,390)		349,955
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,021	32,536
Strategic Advisers International Multi-Manager Fund Class F (b)	8,961	115,597
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $139,442)		148,133
Bond Funds - 9.8%

Fidelity Series Emerging Markets Debt Fund Class F (b)	399	4,242
Fidelity Series Floating Rate High Income Fund Class F (b)	351	3,676

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	204	$ 2,343
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	830	8,254
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,276	35,873
TOTAL BOND FUNDS (Cost $52,940)		54,388
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $511,772)		552,476
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59)
NET ASSETS - 100%		$ 552,417
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 4,836	$ 544	$ 404	$ -	$ 4,977
Fidelity Series Emerging Markets Debt Fund Class F	3,910	398	239	57	4,242
Fidelity Series Floating Rate High Income Fund Class F	3,528	380	239	39	3,676
Fidelity Series Real Estate Income Fund Class F	2,200	263	165	28	2,343
Strategic Advisers Core Income Multi-Manager Fund Class F	7,842	839	552	52	8,254
Strategic Advisers Core Multi-Manager Fund Class F	96,229	9,315	6,525	-	104,032
Strategic Advisers Emerging Markets Fund of Funds Class F	29,361	2,968	1,944	50	32,536
Strategic Advisers Growth Multi-Manager Fund Class F	79,116	7,759	5,435	-	85,027
Strategic Advisers Income Opportunities Fund of Funds Class F	34,009	3,857	2,320	483	35,873
Strategic Advisers International Multi-Manager Fund Class F	108,489	12,737	7,544	937	115,597
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	48,251	6,159	3,262	-	51,144
Strategic Advisers Value Multi-Manager Fund Class F	98,050	9,315	6,525	-	104,775
Total	$ 515,821	$ 54,534	$ 35,154	$ 1,646	$ 552,476
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $513,229. Net unrealized appreciation aggregated $39,247, of which $41,122 related to appreciated investment securities and $1,875 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2045 Fund

June 30, 2014

1.954304.101

O45-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	712	$ 6,062
Strategic Advisers Core Multi-Manager Fund Class F (b)	8,388	122,551
Strategic Advisers Growth Multi-Manager Fund Class F (b)	6,680	100,265
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	4,528	60,678
Strategic Advisers Value Multi-Manager Fund Class F (b)	8,095	123,524
TOTAL DOMESTIC EQUITY FUNDS (Cost $380,873)		413,080
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,544	38,169
Strategic Advisers International Multi-Manager Fund Class F (b)	10,593	136,651
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $165,792)		174,820
Bond Funds - 9.8%

Fidelity Series Emerging Markets Debt Fund Class F (b)	462	4,917
Fidelity Series Floating Rate High Income Fund Class F (b)	226	2,367

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	226	$ 2,596
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,203	11,969
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,809	41,709
TOTAL BOND FUNDS (Cost $62,145)		63,558
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $608,810)		651,458
NET OTHER ASSETS (LIABILITIES) - 0.0%		(61)
NET ASSETS - 100%		$ 651,397
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 5,058	$ 1,004	$ -	$ -	$ 6,062
Fidelity Series Emerging Markets Debt Fund Class F	4,074	658	-	61	4,917
Fidelity Series Floating Rate High Income Fund Class F	2,015	348	-	23	2,367
Fidelity Series Real Estate Income Fund Class F	2,112	442	-	29	2,596
Strategic Advisers Core Income Multi-Manager Fund Class F	10,088	1,720	-	70	11,969
Strategic Advisers Core Multi-Manager Fund Class F	100,708	16,299	4	-	122,551
Strategic Advisers Emerging Markets Fund of Funds Class F	30,594	5,241	1	52	38,169
Strategic Advisers Growth Multi-Manager Fund Class F	82,715	13,576	3	-	100,265
Strategic Advisers Income Opportunities Fund of Funds Class F	35,163	6,189	1	522	41,709
Strategic Advisers International Multi-Manager Fund Class F	113,616	20,883	5	983	136,651
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	50,711	9,731	2	-	60,678
Strategic Advisers Value Multi-Manager Fund Class F	102,817	16,300	4	-	123,524
Total	$ 539,671	$ 92,391	$ 20	$ 1,740	$ 651,458
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $609,468. Net unrealized appreciation aggregated $41,990, of which $43,869 related to appreciated investment securities and $1,879 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2045 Fund
Class L
Class N

June 30, 2014

1.9859345.100

O45-L-O45-N-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	712	$ 6,062
Strategic Advisers Core Multi-Manager Fund Class F (b)	8,388	122,551
Strategic Advisers Growth Multi-Manager Fund Class F (b)	6,680	100,265
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	4,528	60,678
Strategic Advisers Value Multi-Manager Fund Class F (b)	8,095	123,524
TOTAL DOMESTIC EQUITY FUNDS (Cost $380,873)		413,080
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,544	38,169
Strategic Advisers International Multi-Manager Fund Class F (b)	10,593	136,651
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $165,792)		174,820
Bond Funds - 9.8%

Fidelity Series Emerging Markets Debt Fund Class F (b)	462	4,917
Fidelity Series Floating Rate High Income Fund Class F (b)	226	2,367

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	226	$ 2,596
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,203	11,969
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,809	41,709
TOTAL BOND FUNDS (Cost $62,145)		63,558
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $608,810)		651,458
NET OTHER ASSETS (LIABILITIES) - 0.0%		(61)
NET ASSETS - 100%		$ 651,397
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 5,058	$ 1,004	$ -	$ -	$ 6,062
Fidelity Series Emerging Markets Debt Fund Class F	4,074	658	-	61	4,917
Fidelity Series Floating Rate High Income Fund Class F	2,015	348	-	23	2,367
Fidelity Series Real Estate Income Fund Class F	2,112	442	-	29	2,596
Strategic Advisers Core Income Multi-Manager Fund Class F	10,088	1,720	-	70	11,969
Strategic Advisers Core Multi-Manager Fund Class F	100,708	16,299	4	-	122,551
Strategic Advisers Emerging Markets Fund of Funds Class F	30,594	5,241	1	52	38,169
Strategic Advisers Growth Multi-Manager Fund Class F	82,715	13,576	3	-	100,265
Strategic Advisers Income Opportunities Fund of Funds Class F	35,163	6,189	1	522	41,709
Strategic Advisers International Multi-Manager Fund Class F	113,616	20,883	5	983	136,651
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	50,711	9,731	2	-	60,678
Strategic Advisers Value Multi-Manager Fund Class F	102,817	16,300	4	-	123,524
Total	$ 539,671	$ 92,391	$ 20	$ 1,740	$ 651,458
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $609,468. Net unrealized appreciation aggregated $41,990, of which $43,869 related to appreciated investment securities and $1,879 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2050 Fund

June 30, 2014

1.954306.101

O50-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,036	$ 8,820
Strategic Advisers Core Multi-Manager Fund Class F (b)	11,868	173,397
Strategic Advisers Growth Multi-Manager Fund Class F (b)	9,441	141,705
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	6,400	85,759
Strategic Advisers Value Multi-Manager Fund Class F (b)	11,462	174,912
TOTAL DOMESTIC EQUITY FUNDS (Cost $535,891)		584,593
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,045	54,335
Strategic Advisers International Multi-Manager Fund Class F (b)	14,958	192,955
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $232,565)		247,290
Bond Funds - 9.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (b)	652	$ 6,940
Fidelity Series Floating Rate High Income Fund Class F (b)	106	1,107
Fidelity Series Real Estate Income Fund Class F (b)	290	3,334
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,335	58,419
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,933	19,236
TOTAL BOND FUNDS (Cost $86,624)		89,036
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $855,080)		920,919
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89)
NET ASSETS - 100%		$ 920,830
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 7,956	$ 868	$ 4	$ -	$ 8,820
Fidelity Series Emerging Markets Debt Fund Class F	6,128	541	2	90	6,940
Fidelity Series Floating Rate High Income Fund Class F	1,021	84	-	11	1,107
Fidelity Series Real Estate Income Fund Class F	2,926	350	2	39	3,334
Strategic Advisers Core Income Multi-Manager Fund Class F	17,430	1,536	8	118	19,236
Strategic Advisers Core Multi-Manager Fund Class F	153,017	12,311	67	-	173,397
Strategic Advisers Emerging Markets Fund of Funds Class F	46,291	4,599	20	79	54,335
Strategic Advisers Growth Multi-Manager Fund Class F	125,721	10,254	56	-	141,705
Strategic Advisers Income Opportunities Fund of Funds Class F	53,432	4,491	24	766	58,419
Strategic Advisers International Multi-Manager Fund Class F	172,562	17,367	78	1,489	192,955
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	77,096	8,552	34	-	85,759
Strategic Advisers Value Multi-Manager Fund Class F	156,224	12,312	67	-	174,912
Total	$ 819,804	$ 73,265	$ 362	$ 2,592	$ 920,919
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $855,508. Net unrealized appreciation aggregated $65,411, of which $67,753 related to appreciated investment securities and $2,342 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2050 Fund
Class L
Class N
June 30, 2014

1.9859346.100

O50-L-O50-N-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,036	$ 8,820
Strategic Advisers Core Multi-Manager Fund Class F (b)	11,868	173,397
Strategic Advisers Growth Multi-Manager Fund Class F (b)	9,441	141,705
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	6,400	85,759
Strategic Advisers Value Multi-Manager Fund Class F (b)	11,462	174,912
TOTAL DOMESTIC EQUITY FUNDS (Cost $535,891)		584,593
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,045	54,335
Strategic Advisers International Multi-Manager Fund Class F (b)	14,958	192,955
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $232,565)		247,290
Bond Funds - 9.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (b)	652	$ 6,940
Fidelity Series Floating Rate High Income Fund Class F (b)	106	1,107
Fidelity Series Real Estate Income Fund Class F (b)	290	3,334
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,335	58,419
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,933	19,236
TOTAL BOND FUNDS (Cost $86,624)		89,036
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $855,080)		920,919
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89)
NET ASSETS - 100%		$ 920,830
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 7,956	$ 868	$ 4	$ -	$ 8,820
Fidelity Series Emerging Markets Debt Fund Class F	6,128	541	2	90	6,940
Fidelity Series Floating Rate High Income Fund Class F	1,021	84	-	11	1,107
Fidelity Series Real Estate Income Fund Class F	2,926	350	2	39	3,334
Strategic Advisers Core Income Multi-Manager Fund Class F	17,430	1,536	8	118	19,236
Strategic Advisers Core Multi-Manager Fund Class F	153,017	12,311	67	-	173,397
Strategic Advisers Emerging Markets Fund of Funds Class F	46,291	4,599	20	79	54,335
Strategic Advisers Growth Multi-Manager Fund Class F	125,721	10,254	56	-	141,705
Strategic Advisers Income Opportunities Fund of Funds Class F	53,432	4,491	24	766	58,419
Strategic Advisers International Multi-Manager Fund Class F	172,562	17,367	78	1,489	192,955
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	77,096	8,552	34	-	85,759
Strategic Advisers Value Multi-Manager Fund Class F	156,224	12,312	67	-	174,912
Total	$ 819,804	$ 73,265	$ 362	$ 2,592	$ 920,919
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $855,508. Net unrealized appreciation aggregated $65,411, of which $67,753 related to appreciated investment securities and $2,342 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2055 Fund

June 30, 2014

1.954308.101

O55-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	827	$ 7,039
Strategic Advisers Core Multi-Manager Fund Class F (b)	8,845	129,228
Strategic Advisers Growth Multi-Manager Fund Class F (b)	7,050	105,824
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	4,750	63,645
Strategic Advisers Value Multi-Manager Fund Class F (b)	8,516	129,955
TOTAL DOMESTIC EQUITY FUNDS (Cost $403,523)		435,691
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,654	39,356
Strategic Advisers International Multi-Manager Fund Class F (b)	11,220	144,733
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $174,616)		184,089
Bond Funds - 9.7%

Fidelity Series Emerging Markets Debt Fund Class F (b)	475	5,052
Fidelity Series Floating Rate High Income Fund Class F (b)	9	91

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	214	$ 2,456
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,506	14,980
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,024	44,067
TOTAL BOND FUNDS (Cost $64,997)		66,646
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $643,136)		686,426
NET OTHER ASSETS (LIABILITIES) - 0.0%		(63)
NET ASSETS - 100%		$ 686,363
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 6,096	$ 942	$ -	$ -	$ 7,039
Fidelity Series Emerging Markets Debt Fund Class F	4,157	703	-	64	5,052
Fidelity Series Floating Rate High Income Fund Class F	80	10	-	1	91
Fidelity Series Real Estate Income Fund Class F	1,947	468	-	28	2,456
Strategic Advisers Core Income Multi-Manager Fund Class F	12,582	2,193	1	89	14,980
Strategic Advisers Core Multi-Manager Fund Class F	105,691	17,483	7	-	129,228
Strategic Advisers Emerging Markets Fund of Funds Class F	31,444	5,473	2	53	39,356
Strategic Advisers Growth Multi-Manager Fund Class F	86,874	14,561	6	-	105,824
Strategic Advisers Income Opportunities Fund of Funds Class F	36,941	6,735	2	561	44,067
Strategic Advisers International Multi-Manager Fund Class F	119,926	22,358	8	1,035	144,733
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	52,920	10,393	3	-	63,645
Strategic Advisers Value Multi-Manager Fund Class F	107,644	17,485	7	-	129,955
Total	$ 566,302	$ 98,804	$ 36	$ 1,831	$ 686,426
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $643,508. Net unrealized appreciation aggregated $42,918, of which $45,245 related to appreciated investment securities and $2,327 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2055 Fund
Class L
Class N

June 30, 2014

1.9859347.100

O55-L-O55-N-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	827	$ 7,039
Strategic Advisers Core Multi-Manager Fund Class F (b)	8,845	129,228
Strategic Advisers Growth Multi-Manager Fund Class F (b)	7,050	105,824
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	4,750	63,645
Strategic Advisers Value Multi-Manager Fund Class F (b)	8,516	129,955
TOTAL DOMESTIC EQUITY FUNDS (Cost $403,523)		435,691
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,654	39,356
Strategic Advisers International Multi-Manager Fund Class F (b)	11,220	144,733
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $174,616)		184,089
Bond Funds - 9.7%

Fidelity Series Emerging Markets Debt Fund Class F (b)	475	5,052
Fidelity Series Floating Rate High Income Fund Class F (b)	9	91

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	214	$ 2,456
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,506	14,980
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,024	44,067
TOTAL BOND FUNDS (Cost $64,997)		66,646
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $643,136)		686,426
NET OTHER ASSETS (LIABILITIES) - 0.0%		(63)
NET ASSETS - 100%		$ 686,363
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 6,096	$ 942	$ -	$ -	$ 7,039
Fidelity Series Emerging Markets Debt Fund Class F	4,157	703	-	64	5,052
Fidelity Series Floating Rate High Income Fund Class F	80	10	-	1	91
Fidelity Series Real Estate Income Fund Class F	1,947	468	-	28	2,456
Strategic Advisers Core Income Multi-Manager Fund Class F	12,582	2,193	1	89	14,980
Strategic Advisers Core Multi-Manager Fund Class F	105,691	17,483	7	-	129,228
Strategic Advisers Emerging Markets Fund of Funds Class F	31,444	5,473	2	53	39,356
Strategic Advisers Growth Multi-Manager Fund Class F	86,874	14,561	6	-	105,824
Strategic Advisers Income Opportunities Fund of Funds Class F	36,941	6,735	2	561	44,067
Strategic Advisers International Multi-Manager Fund Class F	119,926	22,358	8	1,035	144,733
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	52,920	10,393	3	-	63,645
Strategic Advisers Value Multi-Manager Fund Class F	107,644	17,485	7	-	129,955
Total	$ 566,302	$ 98,804	$ 36	$ 1,831	$ 686,426
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $643,508. Net unrealized appreciation aggregated $42,918, of which $45,245 related to appreciated investment securities and $2,327 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager Income Fund
Class L
Class N

June 30, 2014

1.9859336.100

OIN-L-OIN-N-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,145	$ 9,741
Strategic Advisers Core Multi-Manager Fund Class F (c)	3,170	46,311
Strategic Advisers Growth Multi-Manager Fund Class F (c)	2,526	37,916
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,695	22,710
Strategic Advisers Value Multi-Manager Fund Class F (c)	3,058	46,661
TOTAL DOMESTIC EQUITY FUNDS (Cost $150,377)		163,339
International Equity Funds - 7.4%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,463	15,760
Strategic Advisers International Multi-Manager Fund Class F (c)	4,110	53,023
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $64,796)		68,783
Bond Funds - 46.0%

Fidelity Series Emerging Markets Debt Fund Class F (c)	572	6,087
Fidelity Series Floating Rate High Income Fund Class F (c)	1,009	10,576
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,743	27,788

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	356	$ 4,094
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	33,402	332,351
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,275	46,810
TOTAL BOND FUNDS (Cost $421,473)		427,706
Short-Term Funds - 29.1%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	148,463	148,463
Fidelity Short-Term Bond Fund Class F (c)	14,204	122,292
TOTAL SHORT-TERM FUNDS (Cost $270,477)		270,755
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $907,123)		930,583
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65)
NET ASSETS - 100%		$ 930,518
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 147,513	$ 1,257	$ 307	$ 31	$ 148,463
Fidelity Series Commodity Strategy Fund Class F	9,668	83	21	-	9,741
Fidelity Series Emerging Markets Debt Fund Class F	5,720	132	13	81	6,087
Fidelity Series Floating Rate High Income Fund Class F	10,380	197	21	112	10,576
Fidelity Series Inflation-Protected Bond Index Fund Class F	26,861	246	56	23	27,788
Fidelity Series Real Estate Income Fund Class F	3,942	84	9	49	4,094
Fidelity Short-Term Bond Fund Class F	120,930	1,331	251	321	122,292
Strategic Advisers Core Income Multi-Manager Fund Class F	323,286	4,771	666	2,111	332,351
Strategic Advisers Core Multi-Manager Fund Class F	43,839	349	87	-	46,311
Strategic Advisers Emerging Markets Fund of Funds Class F	14,576	178	28	25	15,760
Strategic Advisers Growth Multi-Manager Fund Class F	36,138	290	73	-	37,916
Strategic Advisers Income Opportunities Fund of Funds Class F	45,313	1,167	93	630	46,810
Strategic Advisers International Multi-Manager Fund Class F	50,940	1,351	105	437	53,023
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	21,929	851	44	-	22,710
Strategic Advisers Value Multi-Manager Fund Class F	44,663	349	87	-	46,661
Total	$ 905,698	$ 12,636	$ 1,861	$ 3,820	$ 930,583
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $908,428. Net unrealized appreciation aggregated $22,155, of which $24,568 related to appreciated investment securities and $2,413 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager Income Fund

June 30, 2014

1.954310.101

OIN-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,145	$ 9,741
Strategic Advisers Core Multi-Manager Fund Class F (c)	3,170	46,311
Strategic Advisers Growth Multi-Manager Fund Class F (c)	2,526	37,916
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,695	22,710
Strategic Advisers Value Multi-Manager Fund Class F (c)	3,058	46,661
TOTAL DOMESTIC EQUITY FUNDS (Cost $150,377)		163,339
International Equity Funds - 7.4%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,463	15,760
Strategic Advisers International Multi-Manager Fund Class F (c)	4,110	53,023
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $64,796)		68,783
Bond Funds - 46.0%

Fidelity Series Emerging Markets Debt Fund Class F (c)	572	6,087
Fidelity Series Floating Rate High Income Fund Class F (c)	1,009	10,576
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,743	27,788

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	356	$ 4,094
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	33,402	332,351
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,275	46,810
TOTAL BOND FUNDS (Cost $421,473)		427,706
Short-Term Funds - 29.1%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	148,463	148,463
Fidelity Short-Term Bond Fund Class F (c)	14,204	122,292
TOTAL SHORT-TERM FUNDS (Cost $270,477)		270,755
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $907,123)		930,583
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65)
NET ASSETS - 100%		$ 930,518
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 147,513	$ 1,257	$ 307	$ 31	$ 148,463
Fidelity Series Commodity Strategy Fund Class F	9,668	83	21	-	9,741
Fidelity Series Emerging Markets Debt Fund Class F	5,720	132	13	81	6,087
Fidelity Series Floating Rate High Income Fund Class F	10,380	197	21	112	10,576
Fidelity Series Inflation-Protected Bond Index Fund Class F	26,861	246	56	23	27,788
Fidelity Series Real Estate Income Fund Class F	3,942	84	9	49	4,094
Fidelity Short-Term Bond Fund Class F	120,930	1,331	251	321	122,292
Strategic Advisers Core Income Multi-Manager Fund Class F	323,286	4,771	666	2,111	332,351
Strategic Advisers Core Multi-Manager Fund Class F	43,839	349	87	-	46,311
Strategic Advisers Emerging Markets Fund of Funds Class F	14,576	178	28	25	15,760
Strategic Advisers Growth Multi-Manager Fund Class F	36,138	290	73	-	37,916
Strategic Advisers Income Opportunities Fund of Funds Class F	45,313	1,167	93	630	46,810
Strategic Advisers International Multi-Manager Fund Class F	50,940	1,351	105	437	53,023
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	21,929	851	44	-	22,710
Strategic Advisers Value Multi-Manager Fund Class F	44,663	349	87	-	46,661
Total	$ 905,698	$ 12,636	$ 1,861	$ 3,820	$ 930,583
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $908,428. Net unrealized appreciation aggregated $22,155, of which $24,568 related to appreciated investment securities and $2,413 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 29, 2014